RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTION
As of December 31, 2021
COMPANY A
-Consultation fee	$104,238
$104,238